General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2020
LA-SRDC [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2020-04
Reason	Liquidation
POSCO China Dalian Plate Processing Center Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2020-06
Reason	Disposal
PSC Energy Global Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2020-08
Reason	Merged into POSCO ENERGY CO.,Ltd.
POSCO Family Strategy Fund [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2020-09
Reason	Liquidation
Myanmar POSCO Steel Co., Ltd [member]
Disclosure of subsidiaries [line items]
Date of exclusion	2020-12
Reason	Liquidation